UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------

                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                  Date of fiscal year end: Last Day of February
                                           --------------------


                   Date of reporting period: November 30, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                        Shares         (Note 1)                                             Shares      (Note 1)
---------------------------------------------------------------    -----------------------------------------------------------------

COMMON STOCKS - 76.94%                                             CALL OPTIONS PURCHASED - 10.77%
                                                                   (Note 2)
Airlines - 3.57%
*    JetBlue Airways Corporation         20,000   $    368,800     *  Blockbuster Inc., 01/19/2008
                                                  ------------
                                                                         Strike $5.00                        2,000      $ 230,000
Banks - 17.92%                                                     *  Commerce Bancorp, Inc., 01/19/2008
     Commerce Bancorp, Inc.              55,000      1,852,950           Strike $30.00                         175        152,250
                                                  ------------
                                                                   *  Eastman Kodak Company, 01/19/2008
Beverages - 8.33%                                                        Strike $20.00                         400        304,000
     Anheuser-Busch Companies, Inc.      10,550        461,457     *  Wal-Mart Stores, Inc., 01/19/2008
     Molson Coors Brewing Company         6,000        399,540           Strike $45.00                         450        427,500
                                                  ------------
                                                       860,997
                                                  ------------
Entertainment - 4.29%                                              Total Call Options Purchased
*    DreamWorks Animation                                                (Cost $987,107)                                1,113,750
        SKG, Inc.                        17,500        443,975                                                       ------------
                                                  ------------

Food - 2.92%                                                       INVESTMENT COMPANY - 2.25%
*    Wild Oats Markets, Inc.             25,000        302,000        Evergreen Institutional Money Market Fund
                                                  ------------           (Cost $232,288)                   232,288        232,288
                                                                                                                     ------------
Insurance - 4.71%
*    Berkshire Hathaway Inc.                165        487,575     Total Investments (Cost $8,828,216) - 89.96%        $9,302,405
                                                  ------------     Other Assets less Liabilities - 10.04%               1,040,050
                                                                                                                     ------------
Internet - 10.43%
*    1-800-FLOWERS.COM Inc.             155,000      1,078,800     Net Assets - 100.00%                              $ 10,342,455
                                                  ------------                                                       ============

Real Estate - 2.80%
*    Tejon Ranch, Co.                     7,000        289,450     *  Non-income producing investment.
                                                  ------------
Retail - Automobiles - 10.60%
*    Carmax, Inc.                        40,000      1,096,800     Aggregate  cost for federal  income tax purposes is  $8,830,928.
                                                  ------------     Unrealized  appreciation/(depreciation)  of  investments  for federal income tax purposes is as follows:
Retail - Specialty - 8.15%
     Blockbuster Inc.                   140,000        525,000
     Pier 1 Imports, Inc.                25,000        317,500
                                                  ------------
                                                       842,500
                                                  ------------     Aggregate gross unrealized appreciation           $  1,285,108
Software - 3.22%                                                   Aggregate gross unrealized depreciation           $   (813,631)
     Microsoft Corporation               12,000        332,520                                                       ------------
                                                  ------------

Total Common Stocks (Cost $7,608,821)                7,956,367     Net unrealized appreciation                       $    471,477
                                                  ------------                                                       ============




                                                                                                                         (Continued)

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------    -----------------------------------------------------------------

Note 1 - Investment Valuation                                      Summary of Investments by Industry

The  Fund's  investments  in  securities  are  carried at value.                                              % of
Securities  listed on an exchange or quoted on a national market   Industry                                 Net Assets      Value
system  are  valued  at the last  sales  price  as of 4:00  p.m.   -----------------------------------------------------------------
Eastern Time.  Securities traded in the NASDAQ  over-the-counter   Airlines                                    3.57%     $  368,800
market  are  generally  valued at the  NASDAQ  Official  Closing   Banks                                      19.39%      2,005,200
Price.  Other securities traded in the  over-the-counter  market   Beverages                                   8.33%        860,997
and listed  securities  for which no sale was  reported  on that   Entertainment                               4.29%        443,975
date are valued at the most  recent bid  price.  Securities  and   Food                                        2.92%        302,000
assets  for  which  representative  market  quotations  are  not   Insurance                                   4.71%        487,575
readily  available (e.g., if the exchange on which the portfolio   Internet                                   10.43%      1,078,800
security is principally traded closes early or if trading of the   Investment Company                          2.25%        232,288
particular  portfolio security is halted during the day and does   Miscellaneous Manufacturing                 2.94%        304,000
not resume prior to the Fund's net asset value  calculation)  or   Real Estate                                 2.80%        289,450
which  cannot  be  accurately  valued  using the  Fund's  normal   Retail - Automobiles                       10.61%      1,096,800
pricing  procedures  are valued at fair value as  determined  in   Retail - Specialty                         10.37%      1,072,500
good faith under policies approved by the Trustees.  A portfolio   Retail - Discount                           4.13%        427,500
security's  "fair  value"  price may differ  from the price next   Software                                    3.22%        332,520
available for that  portfolio  security  using the Fund's normal   -----------------------------------------------------------------
pricing procedures. Investment companies are valued at net asset   Total                                      89.96%     $9,302,405
value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS
        --------

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)    /s/ Arne T. Alsin
                             ____________________________________
                             Arne T. Alsin
                             Trustee, Chairman, President and
                             Principal Executive Officer

Date: January 24, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Arne T. Alsin
                             ____________________________________
                             Arne T. Alsin
                             Trustee, Chairman, President and
                             Principal Executive Officer
                             Turnaround Investment Trust

Date: January 24, 2006





By:  (Signature and Title)   /s/ Glenn D. Surowiec
                             ____________________________________
                             Glenn D. Surowiec
                             Treasurer and Principal Financial Officer
                             Turnaround Investment Trust

Date: January 20, 2006